Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JPMorgan Chase & Co., a bank; Vistra Corp., a utilities company; and Goldman Sachs Group, Inc., a bank, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the materials and energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology sector detracted from relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor company; Merck & Co., Inc., a health care company; and Prologis, Inc., a real estate services company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	15.42	8.89	8.52
MSCI USA High Dividend Yield Index (Net)	10.68	6.33	8.04
Russell 1000® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 895,990,759
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 6,308,670
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 895,990,759
Total number of portfolio holdings	85
Management services fees (represents 0.70% of Fund average net assets)	$ 6,308,670
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
AbbVie, Inc.	2.6%
International Business Machines Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.3%
Bank of America Corp.	2.2%
Chevron Corp.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
AbbVie, Inc.	2.6%
International Business Machines Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.3%
Bank of America Corp.	2.2%
Chevron Corp.	2.2%

Columbia Variable Portfolio – Dividend Opportunity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting perio d? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JPMorgan Chase & Co., a bank; Vistra Corp., a utilities company; and Goldman Sachs Group, Inc., a bank, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the materials and energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology sector detracted from relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor company; Merck & Co., Inc., a health care company; and Prologis, Inc., a real estate services company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	15.12	8.62	8.25
MSCI USA High Dividend Yield Index (Net)	10.68	6.33	8.04
Russell 1000® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 895,990,759
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 6,308,670
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 895,990,759
Total number of portfolio holdings	85
Management services fees (represents 0.70% of Fund average net assets)	$ 6,308,670
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
AbbVie, Inc.	2.6%
International Business Machines Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.3%
Bank of America Corp.	2.2%
Chevron Corp.	2.2%
Asset Categories
Equity Sector All
ocati
on

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
AbbVie, Inc.	2.6%
International Business Machines Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.3%
Bank of America Corp.	2.2%
Chevron Corp.	2.2%

Columbia Variable Portfolio – Dividend Opportunity Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting pe riod ? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JPMorgan Chase & Co., a bank; Vistra Corp., a utilities company; and Goldman Sachs Group, Inc., a bank, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the materials and energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology sector detracted from relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor company; Merck & Co., Inc., a health care company; and Prologis, Inc., a real estate services company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	15.28	8.75	8.39
MSCI USA High Dividend Yield Index (Net)	10.68	6.33	8.04
Russell 1000® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 895,990,759
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 6,308,670
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 895,990,759
Total number of portfolio holdings	85
Management services fees (represents 0.70% of Fund average net assets)	$ 6,308,670
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
AbbVie, Inc.	2.6%
International Business Machines Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.3%
Bank of America Corp.	2.2%
Chevron Corp.	2.2%
Asset Categories
Equity Sector Allocati
on

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
AbbVie, Inc.	2.6%
International Business Machines Corp.	2.5%
Goldman Sachs Group, Inc. (The)	2.5%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.3%
Bank of America Corp.	2.2%
Chevron Corp.	2.2%